Commitments and Contingencies - Contractual Commitments for Broadcast Programming Rights, Creative Talent and Other Commitments (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Commitments and Contingencies [Line Items]
2021	$ 15,094
2022	10,923
2023	7,018
2024	6,235
2025	6,118
Thereafter	13,380
Commitments	58,768
Broadcast programming
Commitments and Contingencies [Line Items]
2021	12,043
2022	8,632
2023	6,030
2024	4,972
2025	5,058
Thereafter	9,643
Commitments	46,378
Other Commitments
Commitments and Contingencies [Line Items]
2021	3,051
2022	2,291
2023	988
2024	1,263
2025	1,060
Thereafter	3,737
Commitments	$ 12,390